Stockholders' Equity (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non Vested shares, Balance (in shares)	16,500	16,500
Non Vested shares, Granted (in shares)	7,500	7,500
Non Vested shares, Vested (in shares)	(9,000)	(7,500)
Non Vested shares, Forfeited (in shares)	0	0
Non Vested shares, Balance (in shares)	15,000	16,500
Weighted average grant-date fair value, Balance (in dollars)	$ 165,000	$ 165,000
Weighted average grant-date fair value, Granted (in dollars)	75,000	75,000
Weighted average grant-date fair value, Vested (in dollars)	(90,000)	(75,000)
Weighted average grant-date fair value, Forfeited (in dollars)	0	0
Weighted average grant-date fair value, Balance (in dollars)	$ 150,000	$ 165,000